SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Sep. 30, 2013
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

22.     SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The results of operations by quarter for 2013 and 2012 were as follows:

	First	Second	Third	Fourth
Year Ended September 30, 2013	Quarter	Quarter	Quarter	Quarter

Interest income	$13,612,790	$13,176,256	$12,707,194	$12,117,382
Interest expense	1,805,452	1,687,527	1,545,575	1,406,250

Net interest income	11,807,338	11,488,729	11,161,619	10,711,132
Provision for loan losses	2,065,000	1,375,000	1,800,000	6,850,000

Net interest income after loan loss provision	9,742,338	10,113,729	9,361,619	3,861,132

Non-interest income	4,716,128	4,635,892	4,913,580	4,504,483
Non-interest expense	9,858,192	9,105,717	8,797,381	9,481,956

Income (loss) before taxes	4,600,274	5,643,904	5,477,818	(1,116,341)
Income tax expense (benefit)	1,472,545	1,991,730	1,869,647	(537,326)

Net income (loss)	$3,127,729	$3,652,174	$3,608,171	$(579,015)

Income (loss) available to common shares	$2,722,270	$3,246,407	$3,262,705	$(941,895)

Earnings (loss) per common share - basic	$0.25	$0.30	$0.30	$(0.09)
Earnings (loss) per common share - diluted	$0.25	$0.29	$0.29	$(0.08)

Weighted average common shares outstanding - basic	10,815,633	10,916,522	10,914,913	10,922,253
Weighted average common shares outstanding - diluted	11,066,355	11,136,801	11,147,049	11,124,759

	First	Second	Third	Fourth
Year Ended September 30, 2012	Quarter	Quarter	Quarter	Quarter

Interest income	$14,623,636	$14,010,747	$13,663,082	$13,410,827
Interest expense	2,509,051	2,189,946	2,015,743	1,963,062

Net interest income	12,114,585	11,820,801	11,647,339	11,447,765
Provision for loan losses	3,000,000	5,500,000	3,000,000	2,950,000

Net interest income after loan loss provision	9,114,585	6,320,801	8,647,339	8,497,765

Non-interest income	3,415,425	3,554,725	4,102,096	4,631,462
Non-interest expense	8,131,427	7,941,739	8,790,391	9,327,727

Income before taxes	4,398,583	1,933,787	3,959,044	3,801,500
Income tax expense	1,356,507	564,780	1,212,795	1,129,145

Net income	$3,042,076	$1,369,007	$2,746,249	$2,672,355

Income available to common shares	$2,524,606	$851,149	$2,228,000	$2,541,903

Earnings per common share - basic	$0.24	$0.08	$0.21	$0.24
Earnings per common share - diluted	$0.23	$0.08	$0.20	$0.23

Weighted average common shares outstanding - basic	10,605,620	10,659,123	10,709,072	10,742,660
Weighted average common shares outstanding - diluted	11,004,706	11,132,612	11,121,025	11,019,007